Capital Stock (Details 2)	Dec. 31, 2017 CAD ($) Share Years	Dec. 31, 2016 CAD ($) Share	Dec. 31, 2015 CAD ($) Share	Dec. 31, 2014 CAD ($) Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,602,127	1,387,000	2,277,126	1,720,253
Options outstanding weighted average exercise price	$ 3.58	$ 2.37	$ 1.9	$ 2.12
Options exercisable, end of period | Share	1,231,127	1,387,000	2,277,126
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | Share	270,000
Weighted average remaining contractual life (in years) | Years	5.35
Options outstanding weighted average exercise price	$ 0.3
Options exercisable, end of period | Share	270,000
$0.31 - $1.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	25,332
Weighted average remaining contractual life (in years) | Years	0.80
Options outstanding weighted average exercise price	$ 0.6
Options exercisable, end of period | Share	25,332
$0.31 - $1.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.31
$0.31 - $1.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.00
$1.01 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	608,020
Weighted average remaining contractual life (in years) | Years	4.44
Options outstanding weighted average exercise price	$ 1.6
Options exercisable, end of period | Share	608,020
$1.01 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 1.01
$1.01 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	61,500
Weighted average remaining contractual life (in years) | Years	2.90
Options outstanding weighted average exercise price	$ 3.9
Options exercisable, end of period | Share	61,500
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.00
$5.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	636,375
Weighted average remaining contractual life (in years) | Years	4.54
Options outstanding weighted average exercise price	$ 6.94
Options exercisable, end of period | Share	265,375
$5.01 - $10.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $10.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 10.00
$10.01 - $12.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	900
Weighted average remaining contractual life (in years) | Years	0.05
Options outstanding weighted average exercise price	$ 12.75
Options exercisable, end of period | Share	900
$10.01 - $12.75 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 10.01
$10.01 - $12.75 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 12.75
$0.30 - $12.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,602,127
Weighted average remaining contractual life (in years) | Years	4.51
Options outstanding weighted average exercise price	$ 3.58
Options exercisable, end of period | Share	1,231,127
$0.30 - $12.75 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
$0.30 - $12.75 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 12.75